Quarterly Financial Information (Unaudited) - Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses	£ (15,388)	£ (27,500)	£ (42,888)	£ (65,373)	£ (49,129)	£ (24,291)
Administrative expenses	(10,131)	(24,266)	(34,397)	(40,818)	(54,806)	(264,260)
Related party administrative expenses	(17)	(42)	(59)	(83)	(83)	(108)
Other operating income, before adjustment	(31)	2,861
Other operating income			2,829	4,326	5,911	11,352
Operating loss, before adjustment	(25,567)	(48,947)
Operating loss			(74,515)	(101,948)	(98,107)	(277,239)
Finance income, before adjustment	5,268	32,333
Finance income			28,320	35,801	32,226	32,590
Finance costs	(13,389)	(8,140)	(12,247)	(16,460)	(28,494)	(92)
Net finance income/(costs)	(8,121)	24,193	16,073	19,341	3,732	32,015
Loss before tax, before adjustment	(33,688)	(24,754)
Loss before tax			(58,442)	(82,607)	(94,375)	(245,224)
Income tax credit, before adjustment	3,616	12,984
Income tax credit			16,600	22,661
Net loss for the period	(30,072)	(11,770)	(41,842)	(59,946)	(94,375)	(245,224)
Foreign exchange translation differences	5,636	(6,922)	(1,286)	(6,881)	8,450	(85)
Total comprehensive loss for the year	(24,436)	(18,692)	(43,128)	£ (66,827)	£ (85,925)	£ (245,309)
As Reported
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses	(15,388)	(27,500)	(42,888)
Administrative expenses	(10,131)	(24,266)	(34,397)
Related party administrative expenses	(17)	(42)	(59)
Other operating income, before adjustment	3,585	15,845
Other operating income			19,429
Operating loss, before adjustment	(21,951)	(35,963)
Operating loss			(57,915)
Finance income, before adjustment	5,268	32,333
Finance income			28,320
Finance costs	(13,389)	(8,140)	(12,247)
Net finance income/(costs)	(8,121)	24,193	16,073
Loss before tax, before adjustment	(30,072)	(11,770)
Loss before tax			(41,842)
Net loss for the period	(30,072)	(11,770)	(41,842)
Foreign exchange translation differences	5,636	(6,922)	(1,286)
Total comprehensive loss for the year	(24,436)	(18,692)	(43,128)
Adjustment
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Other operating income, before adjustment	(3,616)	(12,984)
Other operating income			(3,616)
Operating loss, before adjustment	(3,616)	(12,984)
Operating loss			(3,616)
Loss before tax, before adjustment	(3,616)	(12,984)
Loss before tax			(3,616)
Income tax credit, before adjustment	£ 3,616	£ 12,984
Income tax credit			£ 3,616